Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2012 Carriers	Oct. 17, 2011	Jun. 15, 2011	Jun. 30, 2012 Teekay Nakilat [Member]	Dec. 31, 2008 Skaugen Multigas Subsidiary [Member]	Jun. 30, 2012 Skaugen Multigas Subsidiary [Member]
Commitments and Contingencies (Textual) [Abstract]
Fixed-rate charter period					15 years
Percentage of ownership interest held by Partnership				70.00%
Percentage of ownership acquired						100.00%
Commitments and Contingencies (Additional Textual) [Abstract]
Number of multigas carriers to be purchased under contract	2
Purchase price of variable interest entity		$ 59.2	$ 55.3
Period under capital lease arrangement	30 years
Tax exposure loss	$ 46